Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Schedule of other non-current assets

Other non‑current assets consisted of the following (in thousands):

	2019	2018
Available for sale securities:
ZIM notes, net	$20,078	$21,044
HMM notes, net	11,377	7,847
Equity participation ZIM	—	—
Advances for vessels additions	18,800	5,420
Advances for vessels acquisition	2,507	—
Other assets	29,577	25,058
Total	$82,339	$59,369

Schedule of available for sale securities at fair value and unrealized losses

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of December 31, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
ZIM notes	$47,171	$20,078	$(27,093)
HMM notes	22,508	11,377	(11,131)
Total	$69,679	$31,455	$(38,224)

Unrealized loss
on available for
sale securities
Balance as of January 1, 2017	—
Unrealized loss on available for sale securities	$(26,607)
Balance as of December 31, 2017	(26,607)
Unrealized loss on available for sale securities	(9,771)
Balance as of December 31, 2018	$(36,378)
Unrealized loss on available for sale securities	(1,846)
Balance as of December 31, 2019	$(38,224)